INCOME TAXES - Schedule of the Components of the Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current:
Domestic	$ (4,063)	$ 7,067	$ 3,194
Foreign	14,233	4,162	385
Total current	10,170	11,229	3,579
Deferred:
Domestic	6,233	(3,359)	(2,301)
Foreign	(3)	5	(2)
Total deferred	6,230	(3,354)	(2,303)
Total income tax provision	$ 16,400	$ 7,875	$ 1,276